Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended				21 Months Ended
	Apr. 02, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and

Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

										Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Current PEO ($)(2)		Compensation Actually Paid to Former PEO ($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(4)		Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income/(Loss) (millions)(7)	Total Net Revenue (millions) (9)
	(a)	(b)	(c)		(d)		(e)	(f)		(g)	(h)	(i)	(j)
2024	$3,395,491	$—	$3,473,940		$—		$1,480,471	$1,671,651		$7.23	$90.58	$(14)	$144
2023	$10,775,818	$4,030,347	$10,869,399	(8)	$836,461	(8)	$1,623,453	$1,794,691	(8)	$8.03	$91.84	$(111)	$127
2022	$—	$1,145,704	$—		$(2,798,657)		$1,438,169	$357,507		$11.81	$88.53	$(182)	$108
2021	$—	$5,430,828	$—		$(1,032,982)		$1,581,471	$(619,359)		$43.14	$99.37	$(221)	$86

(1)
The dollar amounts reported in columns (a) and (b) are the amounts of total compensation reported for Craig Collard and Barry Quart (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year.
(2)
The dollar amounts reported in column (c) and (d) represent the amount of “compensation actually paid” to Craig Collard and Barry Quart, as computed in accordance with Item 402(v) of Regulation S-K for the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Craig Collard or Barry Quart during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Craig Collard's and Barry Quart’s total compensation for 2023 and 2024 to determine the compensation actually paid, in the applicable year (2023 is included due to the administrative error correction described in footnote 8):

Year	Reported Summary Compensation Table Total for Current PEO ($)	Reported Summary Compensation Table Total for Former PEO ($)	Reported Value of Equity Awards to Current PEO ($)	Reported Value of Equity Awards to Former PEO ($)	Equity Award Adjustments - Current PEO ($)		Equity Award Adjustments - Former PEO ($)		Compensation Actually Paid to Current PEO ($)		Compensation Actually Paid to Former PEO ($)
2024	$3,395,491	$—	$(2,148,547)	$—	$2,226,996		$—		$3,473,940		$—
2023	$10,775,818	$4,030,347	$(9,804,322)	$(2,414,240)	$9,897,903	(8)	$(779,646)	(8)	$10,869,399	(8)	$836,461	(8)

•
The “Reported Value of Equity Awards” represents the aggregate grant date fair value of equity awards granted to the applicable PEO in the corresponding year, which represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year for such PEO. The amounts in this column for the applicable fiscal year are replaced with the corresponding amount reported under the “Equity Award Adjustments” column for the applicable PEO in the corresponding year in order to arrive at “compensation actually paid” for the applicable PEO for the corresponding year.
•
The “Equity Award Adjustments” represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”) for the applicable PEO. For a Subject Year, the equity award adjustments include the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.
•
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for market-conditioned performance-based equity awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date and (z) for options, the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year - Current PEO ($)		Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value (from the end of the prior year) of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Total Equity Award Adjustments - Current PEO ($)
2024	$1,498,562		$(950,498)	$727,402	$951,530	$—	$—	$2,226,996
2023	$9,887,321	(8)	$—	$10,582	$—	$—	$—	$9,897,903	(8)

Year	Year End Fair Value of Equity Awards Granted in the Year - Former PEO ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)		Change in Fair Value (from the end of the prior year) of Equity Awards Granted in Prior Years that Vested in the Year ($)		Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Total Equity Award Adjustments - Former PEO ($)
2023	$—	$—	$82,734	(8)	$(469,212)	(8)	$(393,168)	$—	$(779,646)	(8)

(3)
The dollar amounts reported in column (e) represent the average of the amounts reported for the NEOs as a group (excluding the current PEO and the former PEO in each respective year) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding the current PEO and the former PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Ira Duarte, and William Forbes, (ii) for 2023, Ira Duarte, William Forbes, and David Szekeres; (iii) for 2022, Kimberly Manhard, and David Szekeres and (iv) for 2021, Kimberly Manhard, John Poyhonen, David Szekeres and Lisa Peraza.
(4)
The dollar amounts reported in column (f) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the current PEO and the former PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the current PEO and the former PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the current PEO and the former PEO) for fiscal years 2023 and 2024 to determine the compensation actually paid, using the same methodology described above (2023 is included due to the administrative error correction described in footnote 8):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards - NEOs ($)		Average Equity Award Adjustments - NEOs ($)		Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	$1,480,471	$(603,336)		$794,516		$1,671,651
2023	$1,623,453	$(833,743)	(8)	$1,004,981	(8)	$1,794,691	(8)

•
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for market-conditioned performance-based equity awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date and (z) for options, the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)		Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value (from the end of the prior year) of Equity Awards Granted in Prior Years that Vested in the Year ($)		Average Fair Value at the end of the prior year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the covered year		Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Total Average Equity Award Adjustments - NEOs ($)
2024	$420,813		$(224,906)	$204,263	$394,346		$—		$—	$794,516
2023	$1,237,300	(8)	$—	$—	$(124,334)	(8)	$(107,985)	(8)	$—	$1,004,981	(8)

(5)
This column represents cumulative Company total shareholder return (“TSR”) and is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.
(6)
This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Nasdaq Biotech Index.
(7)
The dollar amounts reported in column (i) represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)
Due to administrative errors in the calculations, the 2023 amounts reported in the Company's proxy statement filed on April 29, 2024 have been corrected.
(9)
We determined total net revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		Total Net Revenue
Named Executive Officers, Footnote		The NEOs (excluding the current PEO and the former PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Ira Duarte, and William Forbes, (ii) for 2023, Ira Duarte, William Forbes, and David Szekeres; (iii) for 2022, Kimberly Manhard, and David Szekeres and (iv) for 2021, Kimberly Manhard, John Poyhonen, David Szekeres and Lisa Peraza.
Peer Group Issuers, Footnote		(6) This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Nasdaq Biotech Index.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) and (d) represent the amount of “compensation actually paid” to Craig Collard and Barry Quart, as computed in accordance with Item 402(v) of Regulation S-K for the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Craig Collard or Barry Quart during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Craig Collard's and Barry Quart’s total compensation for 2023 and 2024 to determine the compensation actually paid, in the applicable year (2023 is included due to the administrative error correction described in footnote 8):

Year	Reported Summary Compensation Table Total for Current PEO ($)	Reported Summary Compensation Table Total for Former PEO ($)	Reported Value of Equity Awards to Current PEO ($)	Reported Value of Equity Awards to Former PEO ($)	Equity Award Adjustments - Current PEO ($)		Equity Award Adjustments - Former PEO ($)		Compensation Actually Paid to Current PEO ($)		Compensation Actually Paid to Former PEO ($)
2024	$3,395,491	$—	$(2,148,547)	$—	$2,226,996		$—		$3,473,940		$—
2023	$10,775,818	$4,030,347	$(9,804,322)	$(2,414,240)	$9,897,903	(8)	$(779,646)	(8)	$10,869,399	(8)	$836,461	(8)

•
The “Reported Value of Equity Awards” represents the aggregate grant date fair value of equity awards granted to the applicable PEO in the corresponding year, which represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year for such PEO. The amounts in this column for the applicable fiscal year are replaced with the corresponding amount reported under the “Equity Award Adjustments” column for the applicable PEO in the corresponding year in order to arrive at “compensation actually paid” for the applicable PEO for the corresponding year.
•
The “Equity Award Adjustments” represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”) for the applicable PEO. For a Subject Year, the equity award adjustments include the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.
•
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for market-conditioned performance-based equity awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date and (z) for options, the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year - Current PEO ($)		Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value (from the end of the prior year) of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Total Equity Award Adjustments - Current PEO ($)
2024	$1,498,562		$(950,498)	$727,402	$951,530	$—	$—	$2,226,996
2023	$9,887,321	(8)	$—	$10,582	$—	$—	$—	$9,897,903	(8)

Year	Year End Fair Value of Equity Awards Granted in the Year - Former PEO ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)		Change in Fair Value (from the end of the prior year) of Equity Awards Granted in Prior Years that Vested in the Year ($)		Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Total Equity Award Adjustments - Former PEO ($)
2023	$—	$—	$82,734	(8)	$(469,212)	(8)	$(393,168)	$—	$(779,646)	(8)

Non-PEO NEO Average Total Compensation Amount		$ 1,480,471	$ 1,623,453	$ 1,438,169	$ 1,581,471
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,671,651	1,794,691	357,507	(619,359)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (f) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the current PEO and the former PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the current PEO and the former PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the current PEO and the former PEO) for fiscal years 2023 and 2024 to determine the compensation actually paid, using the same methodology described above (2023 is included due to the administrative error correction described in footnote 8):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards - NEOs ($)		Average Equity Award Adjustments - NEOs ($)		Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	$1,480,471	$(603,336)		$794,516		$1,671,651
2023	$1,623,453	$(833,743)	(8)	$1,004,981	(8)	$1,794,691	(8)

•
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for market-conditioned performance-based equity awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date and (z) for options, the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)		Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value (from the end of the prior year) of Equity Awards Granted in Prior Years that Vested in the Year ($)		Average Fair Value at the end of the prior year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the covered year		Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Total Average Equity Award Adjustments - NEOs ($)
2024	$420,813		$(224,906)	$204,263	$394,346		$—		$—	$794,516
2023	$1,237,300	(8)	$—	$—	$(124,334)	(8)	$(107,985)	(8)	$—	$1,004,981	(8)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Company TSR

The compensation actually paid to our current PEO and former PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, aggregated, was $3,473,940, $11,705,860, $(2,798,657), and $(1,032,982) for 2024, 2023, 2022, and 2021, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding our current and former PEO), as computed in accordance with Item 402(v) of Regulation S-K, was $1,671,651, $1,794,691, $357,507, and $(619,359) for 2024, 2023, 2022, and 2021, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $7.23, $8.03, $11.81, and $43.14 for 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. Over the period covered by the pay versus performance table, the cumulative TSR of the Company declined while the compensation actually paid to the PEO and former PEO, aggregated, and the average amount of compensation actually paid to the NEOs as a group (excluding our current and former PEO), increased.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Company Net Loss

The compensation actually paid to our current PEO and former PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $3,473,940, $11,705,860, $(2,798,657), and $(1,032,982) for 2024, 2023, 2022, and 2021, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding our current and former PEO), as computed in accordance with Item 402(v) of Regulation S-K, was $1,671,651, $1,794,691, $357,507, and $(619,359) for 2024, 2023, 2022, and 2021, respectively. The Company’s net loss, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $(13,580,000), $(110,559,000), $(182,024,000), and $(220,683,000) for 2024, 2023, 2023, and 2021, respectively. Over the period covered by the pay versus performance table, the Company’s net loss decreased. In other words, over the period covered by the pay versus performance table, the Company’s net income increased. In directional alignment, the compensation actually paid to the PEO and former PEO, aggregated, and the average amount of compensation actually paid to the NEOs as a group (excluding our current and former PEO), also increased.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Total Net Revenue

The compensation actually paid to our current PEO and former PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $3,473,940, $11,705,860, $(2,798,657), and $(1,032,982) for 2024, 2023, 2022, and 2021, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding our current and former PEO), as computed in accordance with Item 402(v) of Regulation S-K, was $1,671,651, $1,794,691, $357,507, and $(619,359) for 2024, 2023, 2022, and 2021, respectively. The Company’s total net revenue, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $144,285,000, $127,044,000, $107,672,000, and $86,346,000 for 2024, 2023, 2022, and 2021, respectively. Over the period covered by the pay versus performance table, the Company’s revenue increased. In directional alignment, the compensation actually paid to the PEO and former PEO, aggregated, and the average amount of compensation actually paid to the NEOs as a group (excluding our current and former PEO), also increased.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $7.23, $8.03, $11.81, and $43.14 for 2021-2024, 2021-2023,

2021-2022, and 2021, respectively. The TSR of the Company’s Peer Group (the NASDAQ Biotechnology index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $90.58, $91.84, $88.53, and $99.37 for 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. A $100 investment made in the Company on the day prior to the first fiscal year reported in the Pay Versus Performance table, assuming reinvestment of all dividends, would have declined to $7.23 by the last day of the last fiscal year reported in the Pay Versus Performance table. In directional alignment, a $100 investment made in the Company’s Peer Group on the day prior to the first fiscal year reported in the Pay Versus Performance table, assuming reinvestment of all dividends, would have declined to $90.58 by the last day of the last fiscal year reported in the Pay Versus Performance table. While directionally aligned, the decline in the investment in the Company was more significant.

Tabular List, Table

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Named Executive Officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Total Net Revenue
•
ZYNRELEF and APONVIE revenue
•
CINVANTI and SUSTOL revenue
•
Operating Expense
•
EBITDA
•
Cash on hand

Please see the Compensation Discussion and Analysis above regarding details on how we define Operating Expense, EBITDA and Cash on hand.

Total Shareholder Return Amount		$ 7.23	8.03	11.81	43.14
Peer Group Total Shareholder Return Amount		90.58	91.84	88.53	99.37
Net Income (Loss)		$ (14,000,000)	$ (111,000,000)	$ (182,000,000)	$ (221,000,000)
Company Selected Measure Amount		144,000,000	127,000,000	108,000,000	86,000,000
PEO Name	Barry Quart			Barry Quart	Barry Quart	Craig Collard
Measure:: 1
Pay vs Performance Disclosure
Name		Total Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		ZYNRELEF and APONVIE revenue
Measure:: 3
Pay vs Performance Disclosure
Name		CINVANTI and SUSTOL revenue
Measure:: 4
Pay vs Performance Disclosure
Name		Operating Expense
Measure:: 5
Pay vs Performance Disclosure
Name		EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name		Cash on hand
Craig Collard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,395,491	$ 10,775,818
PEO Actually Paid Compensation Amount		3,473,940	10,869,399
Barry Quart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,030,347	$ 1,145,704	$ 5,430,828
PEO Actually Paid Compensation Amount			836,461	$ (2,798,657)	$ (1,032,982)
PEO | Craig Collard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,148,547)	(9,804,322)
PEO | Craig Collard [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,226,996	9,897,903
PEO | Craig Collard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,498,562	9,887,321
PEO | Craig Collard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(950,498)
PEO | Craig Collard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		727,402	10,582
PEO | Craig Collard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		951,530
PEO | Barry Quart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,414,240)
PEO | Barry Quart [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(779,646)
PEO | Barry Quart [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			82,734
PEO | Barry Quart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(469,212)
PEO | Barry Quart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(393,168)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(603,336)	(833,743)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		794,516	1,004,981
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		420,813	1,237,300
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(224,906)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		204,263
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 394,346	(124,334)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (107,985)